Equity of the Parent Company (Narrative) (Details) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Jan. 18, 2012 Parent Company [Member]	Sep. 30, 2010 Parent Company [Member] Common Stock [Member]	Dec. 31, 2009 Parent Company [Member] Common Stock [Member]	Dec. 31, 2011 Parent Company [Member] Common Stock [Member]	Dec. 31, 2010 Parent Company [Member] Common Stock [Member]	Dec. 31, 2008 Parent Company [Member] Common Stock [Member]	Dec. 31, 2011 Parent Company [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Parent Company [Member] Operating Partnership Units and LTIP Units [Member]	Dec. 31, 2011 Parent Company [Member] Restricted Stock Issued to Employees [Member]	Dec. 31, 2011 Parent Company [Member] Restricted Stock Issued to Board Members [Member]	Dec. 31, 2011 BIOMED REALTY, L.P. [Member]	Dec. 31, 2011 BIOMED REALTY, L.P. [Member] Parent Company [Member]	Dec. 31, 2011 Preferred Stock Repurchased [Member] Parent Company [Member]
Equity of the Parent Company [Line Items]
Restricted Stock Awards Issued																615,252	15,085
Shares surrendered to the Company and retired in lieu of cash payments for taxes due on the vesting of restricted stock	129,342	(79,555)	(3,435)
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited					30,215
Stock Issued During Period, Shares, New Issues	22,562,922								31,426,000	17,302,754
Stock Issued During Period, Value, New Issues	$ 399,600,000			$ 523,672,000			$ 174,167,000		$ 314,000	$ 173,000
DRIP Plan Optional Cash Purchases Maximum Amount	10,000
DRIP Plan Discount Range Maximum	5.00%
Common Stock, Shares Outstanding										99,000,269	154,101,482	131,046,509	80,757,421
Partnership Units, Shares Outstanding															2,593,538			156,695,020
LTIP Units, Shares Outstanding															386,441			386,441
Preferred Stock, Shares Outstanding					7,920,000	9,200,000
Stock Redeemed or Called During Period, Shares																				1,280,000
Preferred Stock Redemption Premium														30,944,000						31,100,000
Payments for Repurchase of Redeemable Preferred Stock																				24.30
Payments of Dividends, Preferred Stock					16,623,000	16,963,000	16,963,000													250,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 1.84375															$ 0.20
Cost on Redemption of Preferred Stock					165,000
Preferred Stock, Dividend Rate, Percentage					7.375%
Preferred Stock, Liquidation Preference per Share					$ 25	$ 25		$ 25.00
Non Listed Preferred Stock, Dividend Rate, Percentage					8.375%
Non Listed Preferred Stock, Dividend Rate, Per-Dollar-Amount					$ 2.09375
Date of Preferred Stock Redemption								Jan. 18, 2012
Noncontrolling Interest Redemption Value																			$ 54,400,000
Average Closing Price Per Share																			$ 18.27